Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Common Stock [Abstract]
Schedule of common stock for the potential conversion of outstanding preferred stock and exercise of stock options
June 30,
2021
Preferred stock, as converted	35,537,077
Options to purchase common stock	3,814,659
Series D warrants	183,438
Remaining shares reserved for future issuance	1,350,481
Total	40,885,655

	December 31,
	2020	2019
Preferred stock, as converted	36,756,498	36,756,498
Options to purchase common stock	3,814,659	2,307,640
Series D warrants	183,438	183,438
Remaining shares reserved for future issuance	1,350,481	3,156,710
Total	42,105,076	42,404,286